[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05082
THE MALAYSIA FUND, INC.
(Exact name of registrant as specified in charter)
522 FIFTH AVENUE, NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 522 FIFTH AVENUE, NEW YORK, NY 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	9/30/07

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Malaysia Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2007 (unaudited)

		Value
	Shares	(000)
COMMON STOCKS (95.8%)
(Unless Otherwise Noted)
Automobiles (1.3%)
Proton Holdings Bhd	(a)512,000	$796
TAN Chong Motor Holdings Bhd	1,309,000	511
		1,307
Commercial Banks (17.3%)
Bumiputra-Commerce Holdings Bhd	2,693,196	8,457
Malayan Banking Bhd	1,473,500	4,757
Public Bank Bhd	1,591,390	4,647
		17,861
Construction & Engineering (5.6%)
Gamuda Bhd	441,100	1,139
IJM Corp. Bhd	1,985,500	4,633
		5,772
Construction Materials (0.9%)
Lafarge Malayan Cement Bhd	1,827,000	965
Diversified Telecommunication Services (3.2%)
Telekom Malaysia Bhd	1,180,000	3,359
Electric Utilities (2.5%)
Tenaga Nasional Bhd	945,750	2,623
Food Products (23.1%)
Golden Hope Plantations Bhd	1,159,000	2,891
IOI Corp. Bhd	5,296,250	9,404
Kuala Lumpur Kepong Bhd	1,225,500	4,747
Wilmar International Ltd.	2,794,500	6,885
		23,927
Hotels Restaurants & Leisure (7.7%)
Genting Bhd	2,019,000	4,770
Resorts World Bhd	2,793,500	3,213
		7,983
Independent Power Producers & Energy Traders (1.6%)
Tanjong plc	314,000	1,649
Industrial Conglomerates (6.1%)
MMC Corp. Bhd	667,000	1,654
Sime Darby Bhd	1,534,000	4,682
		6,336
Insurance (0.7%)
MAA Holdings Bhd	1,174,000	706
Marine (3.6%)
Malaysia International Shipping Corp. Bhd	1,271,000	3,730
Multi-Utilities (4.2%)
YTL Corp. Bhd	1,955,733	4,305
Real Estate (13.3%)
Bandar Raya Developments Bhd	1,050,000	857
Glomac Bhd	1,763,000	735
IGB Corp. Bhd	3,024,000	2,458
IOI Properties Bhd	415,000	1,547

Naim Cendera Holdings Bhd	789,000	1,354
SP Setia Bhd	2,233,499	5,768
YNH Property Bhd	1,338,200	1,048
		13,767
Water Utilities (0.0%)
YTL Power International	7,822	5
Wireless Telecommunication Services (4.7%)
DIGI.Com Bhd	777,000	4,903
TOTAL COMMON STOCKS (Cost $49,881)		99,198
	No. of
	Rights
RIGHTS (0.0%)
Real Estate (0.0%)
Glomac Bhd (Cost $@—)	(a)1,763,000	50
	No. of
	Warrants
WARRANTS (0.1%)
Construction & Engineering (0.1%)
IJM Corp. Bhd, expiring 8/20/10 (Cost $2)	(a)148,600	131
	Shares
SHORT-TERM INVESTMENT (1.4%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class (Cost $1,391)	(b)1,390,524	1,391
TOTAL INVESTMENTS + (97.3%) (Cost $51,274)		100,770
OTHER ASSETS IN EXCESS OF LIABILITIES (2.7%)		2,796
NET ASSETS (100%)		$103,566

(a)	Non-income producing security.
(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the nine months ended September 30, 2007, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as interest from affiliates and totaled $24,000. During the nine months ended September 30, 2007, cost of purchases and sales in the Liquidity Fund were $1,770,000 and $379,000, respectively.

@	Value is less than $500.
+

At September 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $51,274,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $49,496,000 of which $50,288,000 related to appreciated securities and $792,000 related to depreciated securities.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Malaysia Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 20, 2007

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 20, 2007